Stock-Based Compensation - Schedule of Restricted Stock (Detail) (USD $)	3 Months Ended
Dec. 31, 2014
Restricted stock
Share-based Compensation Arrangement by Share-based Payment Award, Equity Instruments Other than Options, Nonvested, Number of Shares [Roll Forward]
Restricted stock, beginning of year (shares)	0
Granted (shares)	78,063
Vested (shares)	(12,221)
Forfeited (shares)	0
Canceled (shares)	0
Restricted stock, beginning of year (shares)	65,842
Share-based Compensation Arrangement by Share-based Payment Award, Equity Instruments Other than Options, Nonvested, Weighted Average Grant Date Fair Value [Abstract]
Restricted stock, beginning of year (in USD per share)	$ 0.00
Granted (in USD per share)	$ 18.00
Vested (in USD per share)	$ 18.00
Forfeited (in USD per share)	$ 0.00
Canceled (in USD per share)	$ 0.00
Restricted stock, beginning of year (in USD per share)	$ 18.00
Performance shares
Share-based Compensation Arrangement by Share-based Payment Award, Equity Instruments Other than Options, Nonvested, Number of Shares [Roll Forward]
Restricted stock, beginning of year (shares)	0
Granted (shares)	220,579
Vested (shares)	0
Forfeited (shares)	(1,045)
Canceled (shares)	0
Restricted stock, beginning of year (shares)	219,534
Share-based Compensation Arrangement by Share-based Payment Award, Equity Instruments Other than Options, Nonvested, Weighted Average Grant Date Fair Value [Abstract]
Restricted stock, beginning of year (in USD per share)	$ 0.00
Granted (in USD per share)	$ 18.00
Vested (in USD per share)	$ 0.00
Forfeited (in USD per share)	$ 18.00
Canceled (in USD per share)	$ 0.00
Restricted stock, beginning of year (in USD per share)	$ 18.00